Financial Statements - Balance sheets - EUR (€) € in Millions		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Assets
BBVA Cash Balance Available To The Date		€ 42,680		€ 40,039		€ 29,282
Total financial assets held for trading		64,695		74,950		78,326
Derivative financial assets held for trading		35,265		42,955		40,902
Equity Instruments Held For Trading		6,801		4,675		4,534
Debt Instruments Held For Trading		22,573		27,166		32,825
Loans and Advances to Central Banks Held for Trading		0		0		0
Loans And Advances To Banks Held For Trading		0		0		0
Loans and receivables Held For Trading		56		154		65
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS		2,709		2,062		2,311
Equity instruments at fair value		1,888		1,920		2,075
Debt Securities, at fair value		174		142		173
Loans and advances to central banks, at fair value		0		0		0
Loans and advances to credit institutions, at fair value		0		0		62
Loans And Advances To Customers At Fair Value		648		0		0
AVAILABLE-FOR-SALE FINANCIAL ASSETS		69,476		79,221		113,426
Equity instruments, available-for-sale		3,224		4,641		5,116
Subtotal Debt securities, available-for-sale		66,251		74,580		108,310
TOTAL LOANS AND RECEIVABLES		431,521		465,977		471,828
Debt Securities Loans and Advances		10,339		11,209		10,516
Loans and advances to central banks		7,300		8,894		17,830
Loans and advances to banks		26,261		31,373		29,317
Loans and Advances to customers		387,621		414,500		414,165
HELD-TO-MATURITY INVESTMENTS		13,754	[1]	17,696		0
HEDGING DERIVATIVES, ASSETS		2,485		2,833		3,538
FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, ASSETS		(25)		17		45
INVESTMENTS IN SUBSIDIARIES JOINT VENTURES AND ASSOCIATES		1,588		765		879
Joint ventures		256		229		243
Associates		1,332		536		636
INSURANCE OR REINSURANCE ASSETS		421		447		511
TANGIBLE ASSETS		7,191		8,941		9,944
Total Property, plant and equipment		6,996		8,250		8,477
For own use (PPE)		6,581		7,519		8,021
Assets leased out under an operating lease		415		732		456
Investment Property		195		691		1,467
INTANGIBLE ASSETS		8,464		9,786		10,052
Goodwill		6,062		6,937		6,915
Other intangible assets		2,402		2,849		3,137
TAX ASSETS		16,888		18,245		17,779
Current tax assets		2,163		1,853		1,901
Deferred tax assets		14,725		16,391		15,878
OTHER ASSETS		4,359		7,274		8,565
Insurance contracts linked to pensions		0		0		0
Inventories		229		3,298		4,303
Rest other assets		4,130		3,976		4,263
Non Current Assets Or Disposal Groups Clasified As Held For Sale		23,853		3,603		3,369
TOTAL ASSETS		690,059		731,856		749,855
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES HELD FOR TRADING		46,182		54,675		55,202
Derivative financial liabilities, held for trading		36,169		43,118		42,149
Short positions, held for trading		10,013		11,556		13,053
Deposits from central banks, held for trading		0		0		0
Deposits from credit institutions, held for trading		0		0		0
Customer deposits, held for trading		0		0		0
Debt certificates, held for trading		0		0		0
Other financial liabilities, held for trading		0		0		0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS		2,222		2,338		2,649
Deposits from central banks, at fair value		0		0		0
Deposits from credit institutions, at fair value		0		0		0
Customer deposits, at fair value		0		0		0
Debt certificates, at fair value		0		0		0
Other financial liabilities, at fair value		2,222		2,338		2,649
FINANCIAL LIABILITIES AT AMORTIZED COST		543,714		589,210		606,113
Deposits from cental banks		37,054		34,740		40,087
Deposits from credit institutions		54,516		63,501		68,543
Customer deposits		376,379		401,465		403,362
Debt certificates, at amortized cost		63,915		76,375		81,980
Other financial liabilities, at amortized cost		11,850		13,129		12,141
HEDGING DERIVATIVES, LIABILITIES		2,880		2,347		2,726
FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, LIABILITIES		(7)		0		358
LIABILITIES UNDER INSURANCE CONTRACTS		9,223		9,139		9,407
PROVISIONS		7,477		9,071		8,852
Pensions and other post employment defined Benefit Obligations	[2]	5,407		6,025		6,299
Other long term employee benefits		67		69		68
Provisions for taxes and other legal contingencies		756		418		616
Provisions for contingent risks and commitments		578		950		714
Other Provisions	[3]	669		1,609		1,155
TAX LIABILITIES		3,298		4,668		4,656
Current tax liabilities		1,114		1,276		1,238
Deferred tax liabilities		2,184		3,392		3,418
OTHER LIABILITIES		4,550		4,979		4,610
LIABILITIES INCLUDED IN DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE		17,197		0		0
TOTAL LIABILITIES		636,736		676,428		694,573
Shareholder's Funds		55,136	[4]	52,821	[5]	50,640
Capital		3,267		3,218		3,120
Paid up capital		3,267		3,218		3,120
Unpaid capital which has been called up		0		0		0
Profits or losses attributables to owners of the parent		3,519		3,475		2,642
Less: Interim dividends		1,043	[4]	1,510	[5]	1,352
Share Premium		23,992	[4]	23,992	[5]	23,992
Equity Instruments issued other than capital		0		0		0
Other equity		54		54		35
Retained Earnings		25,474		23,688		22,588
Revaluation reverse		12		20		22
Total Other Reserves		(44)		(67)		(98)
Reserves or accumulated losses of investments in subsidaries, joint ventures and associates		(44)		(67)		(98)
Other Reserves, other		0		0		0
Less: Treasury shares		96		48		309
Accumulated Other Comprehensive Income		(8,792)		(5,458)		(3,349)
Items that will not be reclassified to profit or loss balance		(1,183)		(1,095)		(859)
Actuarial gains or (-) losses on defined benefit pension plans		(1,183)		(1,095)		(859)
Non-current assets and disposal groups classified as held for sale (not reclassified)		0		0		0
Share of other recognized income and expense of investments in subsidiaries, joint ventures and associates		0		0		0
Other adjustments		0		0		0
Items that may be reclasified to profit or loss		(7,609)		(4,363)		(2,490)
Hedge of net investments in foreign operations(effective portion)		1		(118)		(274)
Foreign currency translation balance		(9,159)		(5,185)		(3,905)
Hedging derivatives.Cash flow hedges(efffective portion)		(34)		16		(49)
Available-for-sale financial assets balance		1,641		947		1,674
Non-current assets and disposal groups classified as held for sale		(26)		0		0
Share of other recognized income and expense of investments in subsidiaries joint ventures and associates		(31)		(23)		64
MINORITY INTERESTS (NON-CONTROLLING INTEREST)		6,979		8,064		7,992
Valuation adjustments		(3,378)		(2,246)		(1,333)
Rest non-controlling interest		10,358		10,310		9,325
TOTAL EQUITY		53,323	[4]	55,428	[5]	55,282
TOTAL EQUITY AND LIABILITIES		€ 690,059		€ 731,856		€ 749,855

[1]	(* ) As of December 31, 2015 the Group BBVA has not registered any balances in this heading.
[2]	(3) Recorded under the heading “Provisions - Provisions fo r pensions and similar obligations” of the consolidated balance sheet (see Note 24).
[3]

During the year 2015 and 2016, provisions corresponding to different concepts and different geographies that are not individually significant individually, except originated of the Purchase Price Agreement of Catalunya Banc and Garanti Group (see Note 18.1).

[4]	Includes updates on the calculation of Structural FX RWA, pending confirmation by ECB and the subordinated debt (Tier2) issued by Garanti pending a pproval by ECB.
[5]	Figures originally reported in the Prudential Relevance Report corresponding to the year 2016, without restatements .